Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Commitments [Line Items]
Commitments to extend credit	¥ 2,247,433	¥ 2,694,368
Commitments to invest	15,278	14,413
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,288,774	1,593,439
Other Commitments To Extend Credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 958,659	¥ 1,100,929